Segmented Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segmented Reporting
27.	SEGMENTED REPORTING

Hydro One has three reportable segments:

•	The Transmission Business, which comprises the core business of transmitting high voltage electricity across the province, interconnecting more than 70 local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;

•	The Distribution Business, which comprises the core business of delivering electricity to end customers and certain other municipal electricity distributors; and

•	Other Business, which includes certain corporate activities, and the operations of the Company’s telecommunications business up to November 6, 2015. See Note 4 – Business Combinations for details of Hydro One Telecom spin-off.

The designation of segments has been based on a combination of regulatory status and the nature of the products and services provided. Operating segments of the Company are determined based on information used by the chief operating decision maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income taxes from continuing operations (excluding certain allocated corporate governance costs).

The accounting policies followed by the segments are the same as those described in the summary of significant accounting policies (see Note 2 – Significant Accounting Policies). Segment information on the above basis is as follows:

Year ended December 31, 2015 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,536	4,949	44	6,529
Purchased power	—	3,450	—	3,450
Operation, maintenance and administration	426	633	71	1,130
Depreciation and amortization	374	380	3	757

Income (loss) before financing charges and income taxes	736	486	(30)	1,192

Capital investments	943	711	8	1,662

Year ended December 31, 2014 (millions of Canadian dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,588	4,903	57	6,548
Purchased power	—	3,419	—	3,419
Operation, maintenance and administration	394	742	56	1,192
Depreciation and amortization	346	367	9	722

Income (loss) before financing charges and income taxes	848	375	(8)	1,215

Capital investments	845	680	5	1,530

Total Assets by Segment:

December 31 (millions of Canadian dollars)	2015	2014
Transmission	12,066	12,540
Distribution	9,213	9,805
Other	2,924	205

Total assets	24,203	22,550

All revenues, costs and assets, as the case may be, are earned, incurred or held in Canada.